
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/97


Institutional Investment Manager:

RETIREMENT SYSTEM INVESTORS INC.
317 MADISON AVENUE
NEW YORK                                          NY            10017


                     SECURITIES AND EXCHANGE COMMISSION
                                FORM 13F-E


Report for the quarter ending December 31, 1997

Institutional Investment Manager:

RETIREMENT SYSTEM INVESTORS INC.
317 MADISON AVENUE
NEW YORK, NY  10017


     I represent that I am authorized to submit the attached Forms and that all information on these Forms is true, correct and complete, and I understand that all required items, statements and schedules are integral parts of these Forms and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act of 1934.


/s/ Stephen P. Pollak                Vice President           (212) 503-0150


Place and Date of Signing:

New York, NY

February 13, 1998



Name, Title and Telephone Number of Person Submitting Report:

    STEPHEN P. POLLAK              VICE PRESIDENT               212-503-0150


Signature, Place and Date of Signing:

/s/ STEPHEN P. POLLAK              NEW YORK                     NY    FEBRUARY 13, 1998




                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

ALLIEDSIGNAL INC               COM              019512102  7106095   182500
REPORT SUMMARY                  1 DATA RECORDS             7106095            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED